Business Developments (Narrative) (Detail) ¥ in Millions								12 Months Ended
	Oct. 04, 2016 JPY (¥)	Oct. 03, 2016 JPY (¥)	Sep. 12, 2016 JPY (¥)	Apr. 30, 2016 JPY (¥)	Apr. 01, 2016 JPY (¥)	Dec. 11, 2015 JPY (¥)	Jan. 05, 2015 JPY (¥) shares	Mar. 31, 2017 JPY (¥)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2016 JPY (¥)	Jan. 05, 2015 THB / shares shares
Business Developments [Line Items]
Change in noncontrolling ownership interests of a subsidiary including the contribution in kind									¥ (15,269)
Goodwill								¥ 450,143	807,610	¥ 454,375
Noncontrolling Interests [Member]
Business Developments [Line Items]
Change in noncontrolling ownership interests of a subsidiary including the contribution in kind									¥ 15,269
BTMU's Integration of Bank of Ayudhya Public Company Limited and BTMU Bangkok Branch [Member]
Business Developments [Line Items]
Common stock, issued in exchange for the contribution in kind | shares							1,281,618,026
Shares issued in exchange for the contribution in kind, price per share | THB / shares											THB 40.49
Number of common shares in a subsidiary | shares											5,655,332,146
Percentage of ownership in the shares of a subsidiary							76.88%
BTMU's Integration of Bank of Ayudhya Public Company Limited and BTMU Bangkok Branch [Member] | Noncontrolling Interests [Member]
Business Developments [Line Items]
Change in noncontrolling ownership interests of a subsidiary including the contribution in kind							¥ 15,269
BTMU's Integration of Bank of Ayudhya Public Company Limited and BTMU Bangkok Branch [Member] | Capital Surplus [Member]
Business Developments [Line Items]
Change in noncontrolling ownership interests of a subsidiary including the contribution in kind							¥ (15,269)
Mitsubishi UFJ Fund Services' Acquisition of UBS Global Asset Management's Alternative Fund Services Business [Member]
Business Developments [Line Items]
Business acquisition in cash						¥ 24,601
Goodwill						2,732
Amount of intangible assets, other than goodwill, recorded on acquisitions						¥ 7,622
Amount of measurement period adjustment for goodwill applied to the acquisition date fair value
Amount of measurement period adjustment for intangible assets, other than goodwill, applied to the acquisition date fair value
BTMU's Acquisition of Security Bank Corporation's Shares [Member]
Business Developments [Line Items]
Approximate percentage of aggregated equity interest after acquisition					20.00%
Amount of equity interest after acquisition					¥ 91,993
MUTB's Acquisition of Capital Analytics II LLC [Member]
Business Developments [Line Items]
Percentage of ownership acquired				100.00%
Business acquisition in cash				¥ 4,494
Goodwill				2,858
Amount of intangible assets, other than goodwill, recorded on acquisitions				¥ 1,388
Amount of measurement period adjustment for goodwill applied to the acquisition date fair value								¥ (115)
Krungsri's Acquisition of Hattha Kaksekar Limited [Member]
Business Developments [Line Items]
Percentage of ownership acquired			100.00%
Business acquisition in cash			¥ 15,703
Goodwill			8,280
Amount of intangible assets, other than goodwill, recorded on acquisitions			¥ 476
MUFG's Acquisition of Hitachi Capital Corporation's Shares [Member]
Business Developments [Line Items]
Approximate percentage of aggregated equity interest after acquisition		23.00%
Amount of equity interest after acquisition		¥ 91,877
MUTB's Acquisition of Rydex Fund Services, LLC [Member]
Business Developments [Line Items]
Percentage of ownership acquired	100.00%
Business acquisition in cash	¥ 17,431
Goodwill	5,232
Amount of intangible assets, other than goodwill, recorded on acquisitions	¥ 11,507